Income tax expense (Tables)	12 Months Ended
Dec. 31, 2025
Income tax expense
Schedule of income by tax jurisdictions

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income from China operations	9,825,456	9,788,828	8,699,263
Income from non-China operations	161,546	198,652	215,420
Total income before income taxes and share of income of equity method investees	9,987,002	9,987,480	8,914,683

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income tax expenses applicable to Chinese mainland operations:
Current income tax expenses	1,742,444	2,217,077	1,897,251
Deferred tax expenses/(benefits)	131,634	87,956	(145,780)
Subtotal income tax expenses applicable to Chinese mainland operations	1,874,078	2,305,033	1,751,471
Income tax expenses applicable to non-Chinese mainland operations:
Current income tax expenses	8,049	3,079	54,337
Deferred tax (benefits)/expenses	(16,123)	7,403	(6,845)
Subtotal income tax (benefits)/expenses applicable to non-Chinese mainland operations	(8,074)	10,482	47,492
Total tax expense	1,866,004	2,315,515	1,798,963

Schedule of effective income tax rate reconciliation

	Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Income before income taxes and share of income of equity method investees	9,987,002		9,987,480		8,914,683
Computed income tax expense at PRC EIT tax rate	2,496,751	25.0%	2,496,870	25.0%	2,228,671	25.0%
Effect of foreign tax, including:	(68,154)	(0.7)%	(131,089)	(1.3)%	(75,173)	(0.9)%
-Effect of different tax rates of subsidiaries operating in foreign jurisdiction	(53,121)	(0.5)%	(73,738)	(0.7)%	(41,382)	(0.5)%
-Others	(15,033)	(0.2)%	(57,351)	(0.6)%	(33,791)	(0.4)%
Change in valuation allowance	(49,919)	(0.5)%	11,222	0.1%	(45,783)	(0.5)%
Effect of non-deductible expenses, including:	162,876	1.6%	140,517	1.4%	128,485	1.5%
-Share-based compensation expenses of subsidiaries operating in PRC	148,223	1.5%	119,857	1.2%	121,376	1.4%
-Other non-deductible expenses	14,653	0.1%	20,660	0.2%	7,109	0.1%
Tax on dividends and undistributed earnings	148,750	1.5%	649,860	6.5%	261,646	2.9%
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(824,300)	(8.2)%	(851,865)	(8.5)%	(698,883)	(7.8)%
Income tax expense	1,866,004	18.7%	2,315,515	23.2%	1,798,963	20.2%

Schedule of income taxes paid (net of refunds) amount disaggregated by foreign taxes and PRC EIT taxes

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC EIT taxes	1,778,409	2,173,022	2,400,582
Foreign taxes	376	(3,534)	42,521
Total income taxes paid	1,778,785	2,169,488	2,443,103

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The aggregate effect	824,300	851,865	698,883
Per share effect:
Class A and Class B ordinary share:
—basic	7.45	8.03	6.98
—diluted	7.32	7.90	6.83

Schedule of the principal components of deferred tax assets and liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	455,594	460,715
Allowance for doubtful debts	23,802	24,827
Impairment of investments	18,774	17,055
Inventory write-down	123,762	104,633
Deferred income	528,094	575,505
Impairment of long-lived assets	176,607	107,901
Others	7,763	9,586
Less: valuation allowance	(653,367)	(543,109)
Total deferred tax assets-non-current	681,029	757,113

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	482,128	455,587
Withholding tax on undistributed earnings	300,000	250,000
Others	1,735	1,735
Total deferred tax liabilities-non-current	783,863	707,322